Real estate properties under development, net (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Schedule of Real Estate Properties

The following summarizes the components of real estate properties under development as at December 31, 2015 and 2016:

At December 31,	2015	2016
Building at cost	$62,025	$58,109
Less: accumulated depreciation	(42,182)	(40,814)

	19,843	17,295
Construction in progress	3,893	9,773
Land use right	11,562	10,711

Net book value	$35,298	$37,779

Schedule of Operating Lease Contract with Respect to Buildings

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2015	2016
Buildings at cost	$31,843	$29,825
Less: accumulated depreciation	(16,682)	(17,163)

Buildings, net	$15,161	$12,662